Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000028474
Account Value [Line Items]
Line Graph and Table Measure Name																									Service Shares
Accumulated Value		$ 10,000		$ 9,229		$ 9,337		$ 10,014		$ 10,027		$ 10,135		$ 9,986		$ 10,487		$ 10,605		$ 10,562		$ 10,362		$ 11,235			$ 11,578		$ 11,550		$ 11,793		$ 11,721		$ 11,693		$ 11,850		$ 12,065		$ 12,094		$ 11,991		$ 12,577		$ 12,757		$ 13,132		$ 13,193		$ 13,478		$ 12,908		$ 13,019		$ 13,240		$ 13,605		$ 13,716		$ 14,064		$ 14,406		$ 14,156		$ 12,509		$ 12,892		$ 11,446		$ 12,616		$ 13,165		$ 13,076		$ 13,732		$ 12,882		$ 13,892		$ 14,016		$ 13,607		$ 14,113		$ 14,438		$ 14,583		$ 14,872		$ 14,565		$ 13,390		$ 10,264		$ 11,691		$ 12,414		$ 12,396		$ 12,974		$ 13,331		$ 12,823		$ 13,096		$ 14,970		$ 15,878		$ 16,073		$ 17,264		$ 17,820		$ 18,698		$ 18,718		$ 18,571		$ 18,240		$ 18,524		$ 17,997		$ 18,818		$ 17,997		$ 19,033		$ 18,006		$ 18,124		$ 18,075		$ 17,000		$ 16,970		$ 15,318		$ 16,863		$ 16,158		$ 14,769		$ 16,237		$ 17,023		$ 16,080	$ 17,377	$ 16,958	$ 16,381	$ 16,014	$ 15,503	$ 16,656	$ 17,482	$ 16,800	$ 16,053	$ 15,215	$ 16,289	$ 17,692	$ 17,312	$ 18,216	$ 18,910	$ 17,796	$ 18,596	$ 18,242	$ 19,251	$ 19,590	$ 19,849	$ 19,400	$ 21,086	$ 19,658	$ 20,732	$ 19,318	$ 17,755	$ 17,198	$ 17,524	$ 18,312	$ 18,543	$ 19,452	$ 19,374	$ 19,560	$ 19,994	$ 20,087
C000028469
Account Value [Line Items]
Line Graph and Table Measure Name																									Investor Shares
Accumulated Value		10,000		9,736		9,555		10,903		11,244		10,812		11,444		11,986		12,150		12,453		12,537		11,839			12,112		12,732		13,091		13,424		13,659		13,770		13,705		14,449		14,734		14,616		14,957		14,911		15,520		16,778		16,033		15,819		15,360		14,315		13,662		14,062		13,327		13,441		12,733		13,140		12,677		14,123		13,686		13,611		13,925		13,304		14,000		13,707		12,992		13,467		13,991		13,984		15,004		14,094		13,116		10,436		11,153		11,373		11,690		12,289		12,143		11,951		11,930		13,663		14,849		14,863		15,168		15,594		15,758		16,581		16,468		15,807		16,232		15,760		15,782		15,092		15,709		16,043		15,325		15,078		14,265		14,744		13,306		13,459		13,299		11,897		12,040		13,729		13,359	14,566	14,045	14,422	14,558	14,234	15,146	15,787	15,099	14,956	14,662	15,704	16,380	15,807	16,515	16,778	16,881	17,295	17,740	17,900	18,381	19,444	18,282	17,861	17,639	18,414	18,430	18,735	19,222	20,030	21,283	21,415	21,942	22,740	24,057	24,346	25,068
C000028468
Account Value [Line Items]
Line Graph and Table Measure Name																									Service Shares
Accumulated Value		10,000		9,732		9,548		10,892		11,229		10,796		11,427		11,962		12,124		12,424		12,507		11,811			12,078		12,696		13,050		13,378		13,609		13,719		13,648		14,388		14,669		14,553		14,889		14,837		15,439		16,689		15,942		15,726		15,268		14,221		13,573		13,966		13,237		13,342		12,641		13,041		12,574		14,012		13,570		13,497		13,804		13,182		13,878		13,584		12,870		13,342		13,849		13,842		14,855		13,943		12,978		10,324		11,026		11,249		11,553		12,147		11,993		11,806		11,785		13,493		14,666		14,673		14,964		15,387		15,547		16,352		16,234		15,582		15,998		15,531		15,552		14,866		15,467		15,793		15,085		14,845		14,038		14,505		13,090		13,238		13,078		11,701		11,833		13,488		13,129	14,309	13,789	14,162	14,294	13,972	14,866	15,489	14,813	14,666	14,373	15,398	16,053	15,491	16,177	16,431	16,524	16,932	17,364	17,518	17,980	19,023	17,884	17,470	17,247	17,996	18,004	18,306	18,776	19,565	20,784	20,903	21,414	22,184	23,468	23,746	24,450
C000113248
Account Value [Line Items]
Line Graph and Table Measure Name																									Investor Shares
Accumulated Value	$ 10,000		$ 10,551		$ 10,749		$ 10,870		$ 10,999		$ 10,672		$ 11,189		$ 11,197		$ 11,097		$ 11,157		$ 11,304		$ 11,494			$ 11,779		$ 11,736		$ 10,968		$ 9,975		$ 10,208		$ 10,424		$ 10,571		$ 10,950		$ 11,276		$ 11,083		$ 10,899		$ 11,549		$ 11,892		$ 11,760		$ 11,804		$ 11,997		$ 12,375		$ 12,542		$ 12,613		$ 12,859		$ 13,048		$ 12,569		$ 13,085		$ 12,904		$ 13,338		$ 12,705		$ 12,479		$ 12,370		$ 11,538		$ 11,584		$ 10,969		$ 11,421		$ 10,917		$ 10,205		$ 10,465		$ 11,119		$ 11,033		$ 11,456		$ 11,061		$ 11,398		$ 11,533		$ 11,264		$ 11,639		$ 11,812		$ 11,632		$ 11,194		$ 10,990		$ 11,744		$ 12,253		$ 12,304		$ 12,569		$ 12,864		$ 12,416		$ 12,844		$ 12,926		$ 13,262		$ 13,618		$ 13,781		$ 13,414		$ 13,720		$ 13,313		$ 13,639		$ 13,710		$ 13,506		$ 13,598		$ 13,903		$ 14,270		$ 14,209		$ 14,582		$ 14,868		$ 15,101		$ 15,239		$ 15,440
C000113249
Account Value [Line Items]
Line Graph and Table Measure Name																									Service Shares
Accumulated Value		10,000		9,679		9,626		10,148		10,226		10,217		10,252		10,539		10,453		10,522		10,261		10,200			10,330		10,557		10,802		10,916		11,099		11,318		11,344		11,606		11,676		11,860		12,045		12,326		12,451		12,986		12,497		12,395		12,386		12,441		12,377		12,663		12,800		12,827		12,068		12,179		11,633		12,274		12,505		12,645		12,795		12,415		13,016		13,026		12,909		12,990		13,150		13,371		13,702		13,642		12,759		11,594		11,865		12,116		12,287		12,729		13,098		12,874		12,659		13,405		13,813		13,660		13,701		13,925		14,364		14,558		14,640		14,916		15,136		14,569		15,178		14,958		15,462		14,727		14,464		14,338		13,372		13,424		12,710		13,235		12,641		11,815		12,116		12,865		12,775	13,256	12,809	13,188	13,345	13,032	13,457	13,669	13,448	12,940	12,715	13,578	14,157	14,216	14,523	14,866	14,346	14,842	14,937	15,327	15,728	15,906	15,480	15,847	15,374	15,728	15,823	15,575	15,693	16,036	16,461	16,390	16,809	17,141	17,411	17,558	17,791
C000028478
Account Value [Line Items]
Line Graph and Table Measure Name																									Service Shares
Accumulated Value		10,000		9,511		9,267		9,919		10,033		10,033		9,748		9,976		9,873		10,053		9,587		9,407			9,571		9,704		9,811		10,092		10,382		10,771		10,705		11,060		11,018		11,219		11,395		11,571		11,709		12,293		11,633		11,666		11,676		11,514		11,363		11,536		11,317		11,437		10,592		10,581		10,080		10,643		11,006		11,088		11,404		11,029		11,651		11,416		11,174		11,456		11,692		11,786		12,197		11,974		11,092		9,363		9,904		10,421		10,704		11,139		11,735		11,474		10,965		12,581		13,202		12,916		13,090		13,426		13,886		14,209		13,923		13,998		14,354		13,922		14,277		13,477		13,972		13,426		13,210		13,020		12,232		12,563		11,546		11,991		11,308		10,277		10,770		12,040		11,875	12,951	12,548	12,906	13,085	12,592	13,399	13,653	13,171	12,656	12,247	13,322	13,761	13,640	14,124	14,624	14,109	14,821	14,488	15,124	15,769	15,925	14,926	14,910	14,535	15,394	15,862	15,800	16,424	17,267	17,783	17,455	18,095	18,805	18,805	18,920	19,349
Lazard Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 3000 Index
Accumulated Value		10,000		9,436		9,433		10,097		10,159		10,341		10,362		10,774		10,801		10,818		10,584		11,058			11,274		11,486		11,913		11,921		12,047		12,171		12,280		12,512		12,536		12,842		13,122		13,521		13,656		14,375		13,846		13,568		13,619		14,004		14,095		14,563		15,074		15,099		13,988		14,268		12,940		14,050		14,545		14,757		15,346		14,353		15,361		15,590		15,272		15,540		15,874		16,478		16,954		16,935		15,549		13,410		15,187		15,999		16,364		17,294		18,546		17,871		17,485		19,613		20,495		20,404		21,042		21,796		22,919		23,024		23,592		23,991		24,675		23,568		25,162		24,779		25,754		24,239		23,628		24,395		22,206		22,176		20,321		22,227		21,398		19,413		21,005		22,102		20,808	22,241	21,721	22,302	22,539	22,627	24,172	25,039	24,555	23,386	22,766	24,889	26,209	26,499	27,934	28,835	27,566	28,868	29,762	30,315	30,975	31,616	31,384	33,471	32,448	33,473	32,831	30,916	30,709	32,655	34,314	35,070	35,882	37,120	37,915	38,020	38,012
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value		10,000		9,351		9,336		10,571		10,629		10,232		10,641		11,177		11,455		11,602		11,630		11,094			11,119		11,727		12,086		12,391		12,662		13,037		13,168		13,953		14,264		14,208		14,706		14,735		15,264		16,536		15,774		15,480		15,412		14,866		14,248		14,561		14,167		14,092		12,865		13,395		13,040		14,182		14,214		14,333		14,635		13,573		14,420		14,244		13,549		13,808		14,390		14,370		15,443		14,723		13,946		11,798		12,879		12,978		13,932		15,176		15,512		15,263		15,578		17,018		18,269		18,829		18,974		18,687		19,152		19,596		19,630		18,309		18,788		18,042		18,220		17,477		17,805		17,468		16,946		16,563		15,642		15,711		14,667		14,631		14,692		12,969		12,567		14,431		14,228	15,351	14,356	14,791	14,623	14,377	14,923	15,852	14,876	14,487	13,924	15,038	15,626	14,901	15,609	15,996	16,068	16,159	16,796	16,846	17,118	18,261	17,449	16,822	16,799	17,099	17,182	17,291	17,518	18,265	19,363	19,741	19,994	21,424	22,319	21,786	22,437
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI Emerging Markets Index
Accumulated Value		10,000		9,351		9,336		10,571		10,629		10,232		10,641		11,177		11,455		11,602		11,630		11,094			11,119		11,727		12,086		12,391		12,662		13,037		13,168		13,953		14,264		14,208		14,706		14,735		15,264		16,536		15,774		15,480		15,412		14,866		14,248		14,561		14,167		14,092		12,865		13,395		13,040		14,182		14,214		14,333		14,635		13,573		14,420		14,244		13,549		13,808		14,390		14,370		15,443		14,723		13,946		11,798		12,879		12,978		13,932		15,176		15,512		15,263		15,578		17,018		18,269		18,829		18,974		18,687		19,152		19,596		19,630		18,309		18,788		18,042		18,220		17,477		17,805		17,468		16,946		16,563		15,642		15,711		14,667		14,631		14,692		12,969		12,567		14,431		14,228	15,351	14,356	14,791	14,623	14,377	14,923	15,852	14,876	14,487	13,924	15,038	15,626	14,901	15,609	15,996	16,068	16,159	16,796	16,846	17,118	18,261	17,449	16,822	16,799	17,099	17,182	17,291	17,518	18,265	19,363	19,741	19,994	21,424	22,319	21,786	22,437
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index
Accumulated Value	10,000		10,000		10,301		10,436		10,806		10,183		10,854		10,907		10,684		10,912		11,189		11,501			11,845		11,773		10,778		9,352		10,373		10,874		11,162		11,696		12,477		12,047		11,678		13,171		13,729		13,593		13,941		14,405		15,075		15,292		15,520		15,798		16,191		15,519		16,398		16,039		16,724		15,839		15,439		15,862		14,545		14,556		13,295		14,350		13,750		12,472		13,368		14,297		13,690		14,659		14,307		14,749		15,007		14,857		15,756		16,285		15,896		15,210		14,769		16,154		16,947		17,150		17,877		18,452		17,766		18,560		18,937		19,271		19,780		20,143		19,743		20,649		20,111		20,821		20,671		19,750		19,926		21,105		22,016		22,300		22,881		23,617		24,090		24,158		24,353
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index
Accumulated Value		10,000		9,402		9,332		9,965		10,123		10,180		10,066		10,491		10,499		10,555		10,351		10,500			10,751		11,011		11,316		11,437		11,606		11,851		11,897		12,182		12,199		12,473		12,708		12,984		13,159		13,854		13,280		12,991		13,140		13,222		13,216		13,629		13,797		13,874		12,856		13,002		12,013		12,948		13,337		13,512		13,991		13,184		14,053		14,122		13,833		14,128		14,487		14,891		15,337		15,244		13,955		12,108		13,431		14,080		14,452		15,144		16,155		15,598		15,120		17,053		17,776		17,599		18,050		18,651		19,519		19,800		20,095		20,455		20,964		20,094		21,232		20,766		21,654		20,508		19,990		20,538		18,832		18,846		17,214		18,580		17,804		16,149		17,308		18,512		17,726	18,980	18,524	19,096	19,431	19,237	20,400	21,085	20,582	19,694	19,122	20,915	21,942	22,205	23,147	23,891	23,003	24,030	24,519	24,951	25,611	26,080	25,563	26,736	26,039	26,958	26,764	25,572	25,799	27,326	28,506	28,873	29,626	30,578	31,190	31,279	31,531
Lazard Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index
Accumulated Value		10,000		9,277		9,107		9,699		9,980		9,890		9,558		10,042		10,049		10,173		9,965		9,766			10,100		10,393		10,542		10,832		11,107		11,515		11,495		11,826		11,822		12,116		12,300		12,429		12,628		13,262		12,663		12,435		12,719		12,433		12,281		12,584		12,340		12,448		11,457		11,442		10,887		11,602		11,898		11,973		12,310		11,719		12,414		12,256		11,939		12,281		12,722		12,866		13,284		13,006		11,830		10,251		10,914		11,389		11,777		12,051		12,671		12,342		11,849		13,685		14,322		14,169		14,487		14,820		15,266		15,764		15,586		15,704		15,981		15,517		15,899		15,159		15,935		15,165		14,897		14,993		14,023		14,128		12,817		13,455		12,816		11,617		12,242		13,621		13,632	14,736	14,428	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,045	18,212	17,222	17,124	16,734	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,548	20,942	21,188	21,320	21,959
Lazard Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell 2000 Index
Accumulated Value		10,000		9,121		9,120		9,848		10,003		10,228		10,222		10,832		11,023		11,146		10,616		11,800			12,131		12,179		12,414		12,430		12,566		12,311		12,736		12,831		12,668		13,458		13,573		13,964		13,908		14,271		13,718		13,896		14,016		14,867		14,973		15,234		15,891		15,509		13,824		14,044		12,376		13,768		14,484		14,181		14,662		13,522		14,478		14,561		13,842		14,130		14,502		15,099		15,535		15,037		13,771		10,779		12,259		13,057		13,519		13,893		14,676		14,185		14,482		17,152		18,635		19,573		20,793		21,002		21,443		21,487		21,903		21,113		21,585		20,948		21,839		20,929		21,397		19,337		19,543		19,787		17,826		17,853		16,384		18,095		17,725		16,026		17,790		18,206		17,024	18,683	18,368	17,490	17,176	17,017	18,401	19,526	18,549	17,457	16,267	17,739	19,906	19,132	20,214	20,937	19,464	20,440	20,251	22,309	21,975	22,129	21,809	24,202	22,203	22,785	21,566	20,098	19,634	20,682	21,807	22,185	23,770	24,509	24,953	25,193	25,046
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name																									GDMA Index
Accumulated Value	$ 10,000		$ 10,000		$ 10,122		$ 10,251		$ 10,418		$ 10,188		$ 10,637		$ 10,648		$ 10,647		$ 10,707		$ 10,879		$ 10,989			$ 11,185		$ 11,223		$ 10,786		$ 9,952		$ 10,593		$ 10,872		$ 11,064		$ 11,505		$ 11,881		$ 11,654		$ 11,481		$ 12,320		$ 12,663		$ 12,545		$ 12,598		$ 12,686		$ 13,061		$ 13,217		$ 13,257		$ 13,464		$ 13,603		$ 13,200		$ 13,558		$ 13,390		$ 13,666		$ 13,165		$ 12,920		$ 12,901		$ 12,011		$ 12,032		$ 11,318		$ 11,888		$ 11,405		$ 10,582		$ 10,925		$ 11,562		$ 11,348		$ 11,936		$ 11,594		$ 11,956		$ 12,087		$ 11,909		$ 12,269		$ 12,517		$ 12,282		$ 11,838		$ 11,595		$ 12,431		$ 12,995		$ 12,983		$ 13,176		$ 13,424		$ 13,006		$ 13,381		$ 13,527		$ 13,833		$ 14,180		$ 14,430		$ 14,045		$ 14,391		$ 14,049		$ 14,337		$ 14,388		$ 14,112		$ 14,382		$ 14,782		$ 15,241		$ 15,226		$ 15,535		$ 15,836		$ 15,974		$ 16,015		$ 16,101
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name																									GDMA Index
Accumulated Value		$ 10,000		$ 9,744		$ 9,816		$ 10,282		$ 10,432		$ 10,391		$ 10,485		$ 10,746		$ 10,724		$ 10,782		$ 10,528		$ 10,395			$ 10,495		$ 10,681		$ 10,854		$ 10,920		$ 11,063		$ 11,266		$ 11,282		$ 11,512		$ 11,577		$ 11,655		$ 11,743		$ 11,935		$ 12,037		$ 12,426		$ 12,114		$ 12,046		$ 12,019		$ 12,011		$ 11,982		$ 12,159		$ 12,240		$ 12,222		$ 11,705		$ 11,789		$ 11,460		$ 11,993		$ 12,139		$ 12,295		$ 12,495		$ 12,219		$ 12,757		$ 12,771		$ 12,770		$ 12,841		$ 13,047		$ 13,179		$ 13,415		$ 13,460		$ 12,936		$ 11,935		$ 12,704		$ 13,039		$ 13,270		$ 13,799		$ 14,249		$ 13,978		$ 13,770		$ 14,775		$ 15,188		$ 15,046		$ 15,109		$ 15,215		$ 15,665		$ 15,851		$ 15,900		$ 16,148		$ 16,315		$ 15,832		$ 16,261		$ 16,059		$ 16,391		$ 15,789		$ 15,496		$ 15,472		$ 14,406		$ 14,431		$ 13,574		$ 14,258		$ 13,678		$ 12,691		$ 13,103		$ 13,867		$ 13,610	$ 14,315	$ 13,905	$ 14,340	$ 14,497	$ 14,283	$ 14,714	$ 15,012	$ 14,730	$ 14,197	$ 13,907	$ 14,909	$ 15,585	$ 15,571	$ 15,803	$ 16,101	$ 15,598	$ 16,049	$ 16,224	$ 16,591	$ 17,006	$ 17,307	$ 16,845	$ 17,260	$ 16,850	$ 17,195	$ 17,256	$ 16,925	$ 17,249	$ 17,729	$ 18,280	$ 18,261	$ 18,632	$ 18,992	$ 19,158	$ 19,208	$ 19,310